Long Term Debt and Related Contractual Rates and Maturity Dates (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)	Mar. 31, 2016 USD ($)
Debt Instrument [Line Items]
Total		₨ 522,313.5	₨ 457,934.4	$ 7,884.0
Subordinated debt | Lower tier II capital | Fixed Rate
Debt Instrument [Line Items]
Maturity /Call dates, start		2017	2016
Maturity /Call dates, end		2025	2025
Total		₨ 121,420.0	₨ 133,440.0	1,832.8
Subordinated debt | Upper tier II capital | Fixed Rate
Debt Instrument [Line Items]
Maturity /Call dates, start		2017	2016
Maturity /Call dates, end		2021	2021
Total		₨ 34,159.0	₨ 34,159.0	515.6
Subordinated debt | Upper tier II capital | Variable Rate
Debt Instrument [Line Items]
Maturity /Call dates, start		2017	2016
Maturity /Call dates, end		2017	2017
Total		₨ 6,625.5	₨ 6,250.0	$ 100.0
Subordinated debt | Upper tier II capital | Perpetual debt
Debt Instrument [Line Items]
Maturity /Call dates, start		2017	2016
Maturity /Call dates, end		2018	2017
Stated interest rates		9.92%	9.92%	9.92%
Total		₨ 2,000.0	₨ 2,000.0	$ 30.2
Subordinated debt | London Interbank Offered Rate (LIBOR) | Upper tier II capital | Variable Rate
Debt Instrument [Line Items]
Stated interest rates, margin on LIBOR rate		1.20%	1.20%
Subordinated debt | Minimum | Lower tier II capital | Fixed Rate
Debt Instrument [Line Items]
Stated interest rates		6.00%	6.00%	6.00%
Subordinated debt | Minimum | Upper tier II capital | Fixed Rate
Debt Instrument [Line Items]
Stated interest rates		8.70%	8.70%	8.70%
Subordinated debt | Maximum | Lower tier II capital | Fixed Rate
Debt Instrument [Line Items]
Stated interest rates		10.70%	10.70%	10.70%
Subordinated debt | Maximum | Upper tier II capital | Fixed Rate
Debt Instrument [Line Items]
Stated interest rates		10.85%	10.85%	10.85%
Others | Variable rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2017	2016
Maturity /Call dates, end	[1]	2020	2018
Total	[1]	₨ 63,207.3	₨ 49,375.0	$ 954.0
Others | Variable rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2017	2016
Maturity /Call dates, end	[1]	2020	2019
Total	[1]	₨ 74,787.4	₨ 72,737.8	1,128.9
Others | Fixed rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2017	2016
Maturity /Call dates, end	[1]	2026	2025
Total	[1]	₨ 142,750.0	₨ 83,950.0	2,154.7
Others | Fixed rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2017	2016
Maturity /Call dates, end	[1]	2018	2018
Total	[1]	₨ 77,364.3	₨ 76,022.6	$ 1,167.8
Others | Minimum | Variable rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	1.08%	1.50%	1.08%
Others | Minimum | Variable rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	9.40%	9.95%	9.40%
Others | Minimum | Fixed rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	8.27%	8.45%	8.27%
Others | Minimum | Fixed rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	1.20%	1.11%	1.20%
Others | Maximum | Variable rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	4.30%	2.59%	4.30%
Others | Maximum | Variable rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	11.05%	10.55%	11.05%
Others | Maximum | Fixed rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	10.81%	10.81%	10.81%
Others | Maximum | Fixed rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	4.30%	4.30%	4.30%

[1]	Variable rate (1) and fixed rate (2) represent foreign currency debt